INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES

7. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2012	2013
Raw materials	$13,955	$12,413
Work-in-progress	14,666	19,522
Finished goods	19,153	13,162

Total	$47,774	$45,097

For the years ended December 31, 2011, 2012 and 2013, inventories were written down by $2.2 million, $2.9 million and $0.4 million, respectively, to reflect the lower of cost or market.